Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at December 31, 2022:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$98,863	$98,863	$98,863	$—	$—	$—
Short-term debt (note 14)	9,102	9,102	9,102	—	—	—
Term loan facilities (note 15(a))	41,934	48,260	14,235	25,942	8,083	—
Other bank financing (note 15(b))	512	518	—	262	256	—
Capital lease obligations (note 15(c))	1,416	1,441	516	744	181	—
Long-term royalty payable (note 16)	5,538	7,920	1,162	3,907	2,851	—
Operating lease commitments (note 13)	23,459	27,073	3,379	5,311	4,475	13,908
	$180,824	$193,177	$127,257	$36,166	$15,846	$13,908